INCOME TAXES (Schedule of Effective Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Income before taxes on income, as reported in the consolidated statements of operations	$ 7,849	$ 1,696	$ 8,191
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Theoretical tax benefit	1,962	407	2,048
Losses and other items for which a valuation allowance was provided or benefit from loss carryfowards	1,324	870	(1,021)
Taxes in respect of prior years	168	329	(155)
Non-deductible expenses	917	406	328
Uncertain tax position	(1,370)	(1,213)	840
Other	499	207	406
Taxes on income	$ 852	$ 1,006	$ 2,446